COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
NOTE 9 – COMMITMENTS AND CONTINGENCIES

Office Space

Since March 2011, the Company no longer leases offices in Vancouver, British Columbia.

Litigation

From time to time, the Company may become involved in lawsuits and legal proceedings that arise in the ordinary course of business. The Company is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse affect on its business, financial condition, operating results or cash flows.

Liquidated Damages

In connection with the Company’s July 2010 private placement of common shares, the Company granted registration rights to the investors. The Company was not able to file the registration statement by the date required by the private placement and the Company is obligated to pay liquidated damages of $36,000.  As of June 30, 2011 and December 31, 2010, the Company had recorded an accrual for liquidated damages of $36,000, which is included in accrued liabilities.

NOTE 10 - COMMITMENTS AND CONTINGENCIES

As of March 2011, the Company no longer leases offices in Vancouver, British Columbia.

From time to time, the Company may become involved in lawsuits and legal proceedings that arise in the ordinary course of business. The Company is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse affect on its business, financial condition, operating results, or cash flows.